Long-term Debt and Convertible Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	April 30, 2021	January 31, 2021

8% convertible note payable issued October 2020, due September 2021	$72,546	$95,611
8% convertible note payable issued April 2021, due April 2022	63,055	-

	135,601	95,611
Less debt discount	(51,425)	(7,642)
Less current portion of convertible notes	(84,176)	(87,969)
Long-term convertible notes payable	$-	$-

Following is a summary of convertible promissory notes:

	January 31, 2021	January 31, 2020

8% convertible note payable issued August 2019, due May 2020	$-	$79,886
8% convertible note payable issued October 2019, due August 2020	-	48,347
8% convertible note payable issued January 2020, due November 2020	-	39,635
8% convertible note payable issued October 2020, due September 2021	95,611	-

	95,611	167,868
Less debt discount	(7,642)	(15,364)
Less current portion of convertible notes	(87,969)	(152,504)
Long-term convertible notes payable	$-	$-